27 Benefits offered to team members (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Health Insurance [member] | Discount Rate [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 26,427
Premise reduction	R$ (32,925)
Health Insurance [member] | Rate Of Increase In Future Pension Plan [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ (5,335)
Premise reduction	R$ 5,391
Health Insurance [member] | Life expectancy [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 41,186
Premise reduction	R$ (32,503)
United States Of America [member] | Discount Rate [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 15,262
Premise reduction	R$ (13,210)
United States Of America [member] | Mortality Rate [member]
Disclosure of defined benefit plans [line items]
Premise change	10.00%
Premise increase	R$ 6,215
Premise reduction	R$ (1,662)
Mexico [member] | Discount Rate [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 1,502
Premise reduction	R$ (1,796)
Germany [member] | Discount Rate [member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 23,415
Premise reduction	R$ (27,317)
Germany [member] | Rate Of Increase In Future Salary Levels [member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 14,158
Premise reduction	R$ (13,353)
Germany [member] | Rate Of Increase In Future Pension Plan [member]
Disclosure of defined benefit plans [line items]
Premise change	0.25%
Premise increase	R$ 6,978
Premise reduction	(6,772)
Germany [member] | Life expectancy [member]
Disclosure of defined benefit plans [line items]
Premise increase	5,985
Premise reduction	R$ (6,247)
Life expectancy	1 year
Netherlands [member] | Discount Rate [member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 1,248
Premise reduction	R$ (1,446)
Netherlands [member] | Rate Of Increase In Future Salary Levels [member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 740
Premise reduction	R$ (698)
Netherlands [member] | Rate Of Increase In Future Pension Plan [member]
Disclosure of defined benefit plans [line items]
Premise change	0.25%
Premise increase	R$ 365
Premise reduction	(354)
Netherlands [member] | Life expectancy [member]
Disclosure of defined benefit plans [line items]
Premise increase	313
Premise reduction	R$ (327)
Life expectancy	1 year